Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2021
Other Income and Expenses [Abstract]
Components of Other Operating (Income) Expense, Net
Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2019	2020	2021
Gain on remeasurement of EMI shares *1	(116,939)	—	—
Gain on remeasurement and sale of SRE shares *2	—	(17,266)	—
Gain on remeasurement of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. shares *3	—	(1,827)	—
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net	(1,557)	(12,801)	(16,895)
(Gain) loss on sale, disposal or impairment of assets, net* 4	46,928	29,778	23,835
Other	—	(1,495)	528

	(71,568)	(3,611)	7,468

*1	Refer to Notes 5 and 24.

*2	Refer to Note 5.

*3	Refer to Notes 5 and 24.

*4	Refer to Notes 9, 13 and 19.